Pension Plans and Other Postretirement Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012 investmentmanagers plans	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Pension expense for retirement benefits in Japan and Brazil		$ 0.3	$ 0.3	0.2
U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Pension Plans		4
Accumulated benefit obligation		195	159
Expected long-term rate of return on plan assets	8.50%	9.00%	9.00%	9.00%
Number of Investment Companies Managing Pension Funds		6
Number of Business Days Notice Required to Make Withdrawls from Common Collective Trust		6 days
Estimated contributions to pension and postretirement benefit plans in next fiscal year		23.00
Foreign Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		118	98
Expected long-term rate of return on plan assets		5.46%	5.92%	5.92%
Estimated contributions to pension and postretirement benefit plans in next fiscal year		7.00
U.S. Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets		6.25%	6.25%	6.25%
Expected health care cost trend rate		7.50%	8.00%
Estimated contributions to pension and postretirement benefit plans in next fiscal year		2.00
Foreign Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected health care cost trend rate		5.00%	5.00%
Estimated contributions to pension and postretirement benefit plans in next fiscal year		$ 0.15
Equities [Member] | U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum target allocation percentage for plan assets		90.00%
Maximum target allocation percentage for plan assets		97.00%
Equities [Member] | Foreign Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage for plan assets		53.00%
Debt Securities [Member] | U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum target allocation percentage for plan assets		3.00%
Maximum target allocation percentage for plan assets		10.00%
Debt Securities [Member] | Foreign Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage for plan assets		34.00%
Insurance Contract [Member] | Foreign Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage for plan assets		9.00%
Pooled Investment Property Fund [Member] | Foreign Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage for plan assets		4.00%
Scenario, Forecast [Member] | U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate for inflation	2.20%
Scenario, Forecast [Member] | Debt Securities [Member] | U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets	2.10%
US Companies [Member] | Scenario, Forecast [Member] | Equities [Member] | U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets	8.40%